UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 06/30/2010


Check here if Amendment [x]; Amendment Number:   2
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [x]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Roland
Title:   Director Financial Planning
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Marc Roland		    Solana Beach, CA               08/06/2010
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 68765000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     2410   139442 SH       Sole                   134142              5300
Allegheny Technologies         COM              01741r102     1806    40880 SH       Sole                    38995              1885
Apache Petroleum               COM              037411105     2438    28954 SH       Sole                    27839              1115
Apollo Group                   COM              037604105     3102    73036 SH       Sole                    70569              2467
Baker Hughes                   COM              057224107     2213    53225 SH       Sole                    51155              2070
Carnival Cruise Lines          COM              143658300      938    31025 SH       Sole                    28700              2325
Cerner Corp                    COM              156782104     1658    21847 SH       Sole                    20922               925
Citrix Systems                 COM              177376100      668    15815 SH       Sole                    14645              1170
Covidien Ltd                   COM              g2554f105     1555    38710 SH       Sole                    36805              1905
Dentsply Intl Inc.             COM              249030107     1284    42932 SH       Sole                    42317               615
Equal Weight Health Care - Ryd COM              78355w841      957    17925 SH       Sole                    17560               365
Financial Select Sector - SPDR COM              81369Y605      753    54560 SH       Sole                    53310              1250
Flir Systems                   COM              302445101     2932   100780 SH       Sole                    97025              3755
Hansen Natural                 COM              411310105      879    22475 SH       Sole                    20105              2370
Icon PLC ADR                   COM              45103t107     1031    35685 SH       Sole                    33105              2580
Intercontinental Exchange      COM              45865v100     2465    21810 SH       Sole                    20695              1115
JP Morgan Chase & Co.          COM              46625H100     3159    86285 SH       Sole                    82690              3595
MSCI Pacific ex-Japan - iShare COM              464286665     2117    59240 SH       Sole                    56245              2995
MSCI Singapore - iShares       COM              464286673     2794   248570 SH       Sole                   237145             11425
McDermott International        COM              580037109     2405   111040 SH       Sole                   106705              4335
Microsoft Corp.                COM              594918104     1227    53315 SH       Sole                    52520               795
NextEra Energy                 COM              65339f101     1187    24335 SH       Sole                    23935               400
Nice Systems Ltd               COM              653656108      729    28580 SH       Sole                    26580              2000
Paychex                        COM              704326107     1300    50060 SH       Sole                    49355               705
Potash Corp. of Saskatchewan   COM              73755L107     1591    18450 SH       Sole                    17535               915
Russell Small-Cap Index Fund   COM		464287655      629    10300 SH       Sole		     10250                50
SEI Investments                COM              784117103     3828   188010 SH       Sole                   180640              7370
SPDR S&P BRIC 40               COM              78463x798     2487   110115 SH       Sole                   106735              3380
Telefonica SA                  COM              879382208      225     4055 SH       Sole                     3255               800
Vanguard Total Stock Market ET COM              922908769      274     5207 SH       Sole                     5207
Visa                           COM              92826c839     3557    50280 SH       Sole                    48370              1910
WP PLC ADS                     COM              92933h101     2703    57746 SH       Sole                    55906              1840
Absolute Strategies            OAS              34984t600     4897   466403 SH       Sole                   455797             10606
Gold Trust - SPDR              OAS              78463v107     6567    53972 SH       Sole                    53152               820